Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure - Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits [Abstract]
2026	$ 148
2027	135
2028	135
2029 – 2034	$ 678